Trade Receivables - Summary of Detailed Information About Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Trade receivables	R$ 2,889,573	R$ 1,793,759
Provision for doubtful accounts	(244,972)	(107,995)	R$ (108,692)	R$ (129,242)
Trade Receivables, Net	R$ 2,644,601	R$ 1,685,764